Short Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Trading Securities and Other Trading Assets [Line Items]
Senior notes coupon rate	$ 681	$ 703
Held-to-maturity investments	4,000
Short-term investments	$ 4,681	$ 703